The Glenmede Fund, Inc.

The Glenmede Portfolios

High Yield Municipal Portfolio (GHYMX)

Supplement dated October 1, 2021 to the

Bond Prospectus dated February 28, 2021

Effective October 1, 2021, Courtney K. Wolf has replaced Karl J. Zeile as a portfolio manager of the High Yield Municipal Portfolio. Accordingly, effective October 1, 2021, the Bond Prospectus (the “Prospectus”) is revised as follows:

The sub-section entitled “Portfolio Managers” of the “Summary Section” of the High Yield Municipal Portfolio on page 20 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers: Chad M. Rach, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, has managed the Portfolio since its inception on December 22, 2015. Jerome H. Solomon, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, has managed the Portfolio since October 1, 2017. Courtney K. Wolf, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, has managed the Portfolio since October 1, 2021.

In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” on pages 33-34 of the Prospectus, the following information replaces the information about the portfolio management of the High Yield Municipal Portfolio contained on page 34 of the Prospectus:

Chad M. Rach, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, manages the High Yield Municipal Portfolio along with Jerome H. Solomon, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor, and Courtney K. Wolf, Partner — Capital Fixed Income Investors, a division of an affiliate of the Sub-Advisor. Mr. Rach has been responsible for the management of the High Yield Municipal Portfolio since its inception on December 22, 2015. Mr. Solomon has been responsible for the management of the High Yield Municipal Portfolio since October 1, 2017. Ms. Wolf has been responsible for the management of the High Yield Municipal Portfolio since October 1, 2021. Mr. Rach has been employed by the Sub-Advisor and its affiliates since 2004. Mr. Solomon has been employed by the Sub-Advisor and its affiliates since 2008. Ms. Wolf has been employed by the Sub-Advisor and its affiliates since 2005.

Please retain this Supplement for future reference.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated October 1, 2021 to the

Statement of Additional Information (“SAI”) dated February 28, 2021

Effective October 1, 2021, Courtney K. Wolf has replaced Karl J. Zeile as a portfolio manager of the High Yield Municipal Portfolio. Accordingly, effective October 1, 2021, all references to Karl J. Zeile are hereby removed and the SAI is revised as follows:

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 48-49 of the SAI, the following is added to the information in the table setting forth the number and types of other portfolios and/or accounts managed by each portfolio manager and the assets under management in those accounts:

Capital International, Inc.	Type of Accounts	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Performance- Based Advisory Fees	Total Assets Managed with Performance- Based Advisory Fees
Courtney K. Wolf*	Registered Investment Companies	1	$28,335,291,595	None	0
	Other Pooled Investment Vehicles	None	0	None	0
	Other Accounts	None	0	None	0

* The information regarding the other portfolios and/or accounts managed by Ms. Wolf is as of September 10, 2021. Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on pages 49-50 of the SAI, the following is added to the information in the table setting forth the dollar range of equity securities beneficially owned by each portfolio manager of the High Yield Municipal Portfolio:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
High Yield Municipal Portfolio
Courtney K. Wolf**	None

** The dollar range of equity securities beneficially owned by Ms. Wolf in the High Yield Municipal Portfolio is as of September 10, 2021.

Please retain this Supplement for future reference.